COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Interests expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Interest on current accounts deposits	$ 389,254,686	$ 816,240,365	$ 459,886,100
Interest on time deposits	471,880,282	956,011,925	642,743,677
Interest on other financial liabilities	12,253,138	7,885,998	8,642,263
Interest from financing sector	2,147,004	6,037,943	7,310,059
Other	12,478,501	11,449,637	3,770,317
Total	$ 888,013,611	$ 1,797,625,868	$ 1,122,352,416